Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000016636_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016636_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016636_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000130143_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000130143_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000130143_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016628_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016628_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016628_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016640_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016640_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016640_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016631_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016631_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016631_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016632_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016632_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016632_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016633_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016633_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016633_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016627_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016627_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016627_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016635_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016635_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016635_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016638_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016638_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016638_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016639_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000016639_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000016639_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000016636_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000016636_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 9,425
C000016636_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 8,914
C000016636_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,225
C000016636_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 12,139
C000016636_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 13,925
C000016636_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 13,679
C000016636_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 14,003
C000016636_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 19,494
C000016636_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 16,931
C000016636_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 21,519
C000016636_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 29,175	$ 29,175	$ 29,175	$ 29,175
C000016636_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016636_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016636_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000016636_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000016636_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000016636_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000016636_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000016636_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000016636_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000016636_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000016636_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000016636_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016636_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.78%
C000016636_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.99%
C000016636_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.30%
C000016636_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.58%
C000016636_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.36%
C000016636_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.96%
C000130143_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000130143_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130143_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,406
C000130143_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,817
C000130143_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,870
C000130143_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,576
C000130143_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,149
C000130143_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,160
C000130143_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,631
C000130143_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,327
C000130143_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,971
C000130143_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,519	$ 34,519	$ 34,519	$ 34,519
C000130143_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000130143_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130143_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000130143_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000130143_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000130143_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000130143_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000130143_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000130143_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000130143_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000130143_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000130143_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000130143_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.24%
C000130143_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.91%
C000130143_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.19%
C000016628_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class O
C000016628_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016628_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,408
C000016628_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,823
C000016628_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,879
C000016628_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,593
C000016628_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,176
C000016628_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,197
C000016628_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,687
C000016628_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,381
C000016628_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,041
C000016628_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,630	$ 34,630	$ 34,630	$ 34,630
C000016628_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016628_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016628_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000016628_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000016628_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000016628_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000016628_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000016628_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000016628_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000016628_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000016628_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000016628_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016628_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.29%
C000016628_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.94%
C000016628_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.23%
C000016640_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000016640_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016640_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,465
C000016640_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,875
C000016640_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,922
C000016640_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,856
C000016640_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,606
C000016640_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,977
C000016640_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,878
C000016640_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,158
C000016640_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					23,103
C000016640_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,369	$ 31,369	$ 31,369	$ 31,369
C000016640_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016640_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016640_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000016640_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000016640_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000016640_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000016640_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000016640_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000016640_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000016640_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000016640_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000016640_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016640_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.78%
C000016640_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.52%
C000016640_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.11%
C000016631_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000016631_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016631_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,291
C000016631_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,551
C000016631_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,399
C000016631_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,823
C000016631_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,241
C000016631_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,784
C000016631_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							22,591
C000016631_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,414
C000016631_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,549
C000016631_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,075	$ 31,075	$ 31,075	$ 31,075
C000016631_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016631_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016631_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000016631_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000016631_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000016631_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000016631_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000016631_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000016631_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000016631_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000016631_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000016631_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016631_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.61%
C000016631_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.48%
C000016631_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.01%
C000016631_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.61%
C000016631_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.48%
C000016631_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.01%
C000016632_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000016632_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,650
C000016632_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,011
C000016632_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,289
C000016632_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,151
C000016632_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,609
C000016632_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,110
C000016632_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,727
C000016632_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							22,644
C000016632_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,565
C000016632_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,655
C000016632_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,119	$ 31,119	$ 31,119	$ 31,119
C000016632_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016632_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016632_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000016632_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000016632_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000016632_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000016632_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000016632_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000016632_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000016632_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000016632_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000016632_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016632_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.55%
C000016632_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.31%
C000016632_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.02%
C000016632_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.36%
C000016632_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.14%
C000016632_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.42%
C000016633_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000016633_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016633_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,394
C000016633_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,795
C000016633_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,825
C000016633_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,503
C000016633_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,061
C000016633_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,025
C000016633_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,434
C000016633_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,140
C000016633_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,713
C000016633_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,116	$ 34,116	$ 34,116	$ 34,116
C000016633_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016633_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016633_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000016633_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000016633_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000016633_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000016633_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000016633_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000016633_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000016633_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000016633_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000016633_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016633_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.05%
C000016633_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.77%
C000016633_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.06%
C000016627_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000016627_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,425
C000016627_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													8,836
C000016627_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,130
C000016627_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,013
C000016627_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,496
C000016627_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,054
C000016627_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,715
C000016627_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							22,705
C000016627_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,674
C000016627_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,867
C000016627_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,513	$ 31,513	$ 31,513	$ 31,513
C000016627_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016627_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016627_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000016627_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000016627_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000016627_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000016627_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000016627_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000016627_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000016627_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000016627_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000016627_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016627_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.89%
C000016627_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.14%
C000016627_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.16%
C000016627_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.81%
C000016627_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.53%
C000016627_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.83%
C000016635_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class O
C000016635_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016635_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,484
C000016635_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,908
C000016635_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,989
C000016635_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,942
C000016635_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,728
C000016635_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,113
C000016635_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,099
C000016635_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,383
C000016635_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					23,427
C000016635_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,854	$ 31,854	$ 31,854	$ 31,854
C000016635_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016635_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016635_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000016635_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000016635_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000016635_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000016635_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000016635_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000016635_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000016635_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000016635_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000016635_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016635_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.97%
C000016635_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.68%
C000016635_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.28%
C000016638_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000016638_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016638_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,357
C000016638_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,629
C000016638_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,497
C000016638_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,199
C000016638_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,812
C000016638_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,003
C000016638_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,308
C000016638_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,615
C000016638_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					21,117
C000016638_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,630	$ 28,630	$ 28,630	$ 28,630
C000016638_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016638_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016638_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000016638_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000016638_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000016638_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000016638_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000016638_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000016638_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000016638_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000016638_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000016638_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016638_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.44%
C000016638_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.28%
C000016638_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.09%
C000016638_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.44%
C000016638_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.28%
C000016638_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.09%
C000016639_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000016639_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,650
C000016639_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,075
C000016639_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,354
C000016639_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,219
C000016639_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,951
C000016639_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,634
C000016639_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								13,874
C000016639_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,230
C000016639_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,625
C000016639_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					21,032
C000016639_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,405	$ 28,405	$ 28,405	$ 28,405
C000016639_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016639_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000016639_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 9,939
C000016639_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,472
C000016639_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,607
C000016639_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 16,044
C000016639_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 16,727
C000016639_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 19,260
C000016639_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 25,040
C000016639_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 21,165
C000016639_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 25,741
C000016639_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000016639_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.33%
C000016639_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.99%
C000016639_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.00%
C000016639_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.06%
C000016639_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.81%
C000016639_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.40%